Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012 item	Jun. 30, 2013 item	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Aircraft Impairment Charges on Flight Equipment Held for Use
Impairment charges	$ 15,532	$ 30,254	$ 35,238	$ 41,425	$ 102,662	$ 1,567,180	$ 1,110,427
Aircraft Impaired	2	2	4	4	10	100	82